Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
15.	Earnings Per Share

The following is a reconciliation of the basic and diluted earnings per share computation for the years ended December 31, 2013, 2012 and 2011:

	Year ended
	December 31,
	2013	2012	2011
Basic earnings per share
Net income available to the company’s common shareholders	$1,995,621	$3,206,151	$3,103,120
Weighted average shares outstanding - Basic	4,625,195	4,578,151	4,514,329
Earnings per share - Basic	$0.43	$0.70	$0.69

Diluted earnings per share
Net income available to the company’s common shareholders	$1,995,621	$3,206,151	$3,103,120
Weighted average shares outstanding - Basic	4,625,195	4,578,151	4,514,329
Options	50,932	23,756	-
Weighted shares outstanding - Diluted	4,676,127	4,601,907	4,514,329
Earnings per share - Diluted	$0.43	$0.70	$0.69

For the years ended December 31, 2013 and 2012,  50,932 shares of 348,000 and 23,756 shares of 450,000 stock options were  exercisable and included in the diluted EPS calculation. In 2013, 94,000 stock options were anti-dilutive and not included in diluted EPS. The warrants issued by the Company were anti-dilutive and not included in diluted EPS for all years presented.